Schedule of Investments - September 30, 2020
Hotchkis & Wiley Small Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.88%	Held	Value
COMMUNICATION SERVICES - 4.88%
Media - 4.88%
MDC Partners, Inc. (a) (l)	3,277,700	$5,277,097
News Corp.	841,000	11,790,820
TOTAL COMMUNICATION SERVICES		17,067,917

CONSUMER DISCRETIONARY - 10.18%
Auto Components - 0.55%
Lear Corp.	17,600	1,919,280

Automobiles - 1.30%
Harley-Davidson, Inc.	185,100	4,542,354

Diversified Consumer Services - 1.19%
H&R Block, Inc.	255,600	4,163,724

Hotels, Restaurants & Leisure - 1.47%
Hyatt Hotels Corp.	65,000	3,469,050
International Game Technology PLC	150,300	1,672,839
		5,141,889
Specialty Retail - 5.18%
Group 1 Automotive, Inc.	28,600	2,527,954
The ODP Corp.	472,880	9,197,516
Sonic Automotive, Inc.	159,100	6,389,456
		18,114,926
Textiles, Apparel & Luxury Goods - 0.49%
Ralph Lauren Corp.	25,500	1,733,235
TOTAL CONSUMER DISCRETIONARY		35,615,408

ENERGY - 8.76%
Energy Equipment & Services - 2.97%
Frank's International NV (a)	4,764,700	7,337,638
KLX Energy Services Holdings, Inc. (a) (l)	17,141	71,135
National Oilwell Varco, Inc.	165,000	1,494,900
NexTier Oilfield Solutions, Inc. (a)	802,237	1,484,139
		10,387,812
Oil, Gas & Consumable Fuels - 5.79%
Altus Midstream Company (a) (l)	101,595	1,128,720
Berry Corp.	234,400	743,048
Cairn Energy PLC (a) (v)	585,000	1,085,657
Equitrans Midstream Corp.	993,500	8,405,010
Range Resources Corp.	812,600	5,379,412
Rockhopper Exploration PLC (a) (v)	3,219,900	211,646
Whiting Petroleum Corp. (a)	190,500	3,293,745
		20,247,238
TOTAL ENERGY		30,635,050

FINANCIALS - 31.64%
Banks - 13.22%
Associated Banc-Corp	70,100	884,662
The Bank of NT Butterfield & Son Ltd.	625,400	13,933,912
First Hawaiian, Inc.	610,100	8,828,147
First Horizon National Corp.	770,631	7,267,051
Investors Bancorp, Inc.	205,600	1,492,656
Popular, Inc.	381,600	13,840,632
		46,247,060
Capital Markets - 7.11%
Evercore, Inc.	252,700	16,541,742
Lazard Ltd.	44,600	1,474,030
Stifel Financial Corp.	135,800	6,866,048
		24,881,820
Consumer Finance - 1.48%
SLM Corp.	640,000	5,177,600

Insurance - 9.54%
CNO Financial Group, Inc.	608,800	9,765,152
Enstar Group Ltd. (a)	105,579	17,051,009
Global Indemnity Group LLC	316,036	6,570,388
		33,386,549
Thrifts & Mortgage Finance - 0.29%
Luther Burbank Corp.	123,700	1,032,895
TOTAL FINANCIALS		110,725,924

HEALTH CARE - 4.23%
Health Care Providers & Services - 4.23%
Hanger, Inc. (a)	319,900	5,060,818
Triple-S Management Corp. (a)	546,000	9,757,020
TOTAL HEALTH CARE		14,817,838

INDUSTRIALS - 14.48%
Building Products - 1.70%
Armstrong Flooring, Inc. (a)	836,100	2,884,545
Resideo Technologies, Inc. (a)	280,480	3,085,280
		5,969,825
Commercial Services & Supplies - 0.38%
Quad/Graphics, Inc.	440,100	1,333,503

Construction & Engineering - 1.98%
Fluor Corp.	785,500	6,920,255

Machinery - 3.75%
EnPro Industries, Inc.	142,600	8,044,066
Miller Industries, Inc.	73,900	2,259,123
Navistar International Corp. (a)	64,600	2,812,684
		13,115,873
Marine - 0.72%
Matson, Inc.	62,900	2,521,661

Professional Services - 0.92%
Hudson Global, Inc. (a) (o)	202,160	1,950,844
Korn Ferry	43,600	1,264,400
		3,215,244
Road & Rail - 3.51%
AMERCO	34,500	12,281,310

Trading Companies & Distributors - 1.52%
Rush Enterprises, Inc.	105,100	5,311,754
TOTAL INDUSTRIALS		50,669,425

INFORMATION TECHNOLOGY - 15.77%
Communications Equipment - 0.77%
Casa Systems, Inc. (a)	199,600	804,388
CommScope Holding Company, Inc. (a)	211,400	1,902,600
		2,706,988
Electronic Equipment, Instruments & Components - 5.63%
Arrow Electronics, Inc. (a)	198,900	15,645,474
Avnet, Inc.	65,100	1,682,184
Belden, Inc.	75,600	2,352,672
		19,680,330
IT Services - 6.30%
Euronet Worldwide, Inc. (a)	179,600	16,361,560
KBR, Inc.	197,700	4,420,572
WEX, Inc. (a)	9,100	1,264,627
		22,046,759
Semiconductors & Semiconductor Equipment - 3.07%
Diodes, Inc. (a)	190,500	10,753,725
TOTAL INFORMATION TECHNOLOGY		55,187,802

MATERIALS - 0.00%
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (i) (o)	800,300	8,323
TOTAL MATERIALS		8,323

REAL ESTATE - 5.50%
Equity Real Estate Investment Trusts - 4.87%
Pebblebrook Hotel Trust	153,700	1,925,861
Seritage Growth Properties (a) (l)	1,122,900	15,103,005
		17,028,866
Real Estate Management & Development - 0.63%
The RMR Group, Inc.	81,000	2,225,070
TOTAL REAL ESTATE		19,253,936

UTILITIES - 3.44%
Electric Utilities - 1.82%
Portland General Electric Company	178,900	6,350,950

Multi-Utilities - 1.62%
Avista Corp.	166,600	5,684,392
TOTAL UTILITIES		12,035,342

Total common stocks (Cost $442,309,347)		346,016,965
Total long-term investments (Cost $442,309,347)		346,016,965

COLLATERAL FOR SECURITIES ON LOAN - 3.16%
Money Market Funds - 3.16%
Invesco Government & Agency Portfolio - Institutional Class, 0.02%^	11,048,860	11,048,860
Total collateral for securities on loan (Cost $11,048,860)		11,048,860
	Principal
SHORT-TERM INVESTMENTS - 0.87%	Amount
Time Deposits - 0.87%
Australia and New Zealand Banking Group Ltd., 0.01%, 10/01/2020*	$3,049,133	3,049,133
Total short-term investments (Cost $3,049,133)		3,049,133

Total investments - 102.91% (Cost $456,407,340)		360,114,958
Liabilities in excess of other assets - (2.91)%		(10,194,460)
Net assets - 100.00%		$349,920,498

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $8,323, which represented 0.00% of net assets.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $10,799,720.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2020, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2020	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2020	Dividends	September 30, 2020
Hudson Global, Inc.	$1,768,900	$-	$-	$-	$181,944	$1,950,844	$-	$202,160
Noranda Aluminum Holding Corp.	3,041	-	-	-	5,282	8,323	-	800,300
	$1,771,941	$-	$-	$-	$187,226	$1,959,167	$-

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,297,303, which represented 0.37% of net assets.  See Security Valuation below.

^	- Rate shown is the 7-day yield as of September 30, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$344,719,662
Money Market Funds	11,048,860
Time Deposits	3,049,133
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	1,297,303
Level 3 --- Significant unobservable inputs	-

Total Investments	$360,114,958

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.